Acquisition of Consumer Loans Portfolio (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012
Deferred tax liability	(2,524)
Total purchase price	116,334
As Originally Reported [Member] | Consumer Loan Portfolio [Member]
Total acquired assets	50,014
As Originally Reported [Member] | Non-Compete Agreements [Member]
Total acquired assets	15,524
As Originally Reported [Member] | Favorable Supplier Relationships [Member]
Total acquired assets	14,220
As Originally Reported [Member] | Proprietary Knowledge [Member]
Total acquired assets	2,280
As Originally Reported [Member] | Premium Paid to Acquire Loan Portfolio [Member]
Total acquired assets	36,820